LOANS HELD FOR INVESTMENT AT CARRYING VALUE (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LOANS HELD FOR INVESTMENT AT CARRYING VALUE [Abstract]
Loans Held at Carrying Value
The following tables summarize the Company’s loans held at carrying value as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021
	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Weighted Average Remaining Life (Years)(2)
Senior Term Loans	$ 164,361,340	$ (11,199,559)	$ 153,161,781	4.0
Total loans held at carrying value	$ 164,361,340	$ (11,199,559)	$ 153,161,781	4.0
	As of December 31, 2020
	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Weighted Average Remaining Life (Years)(2)
Senior Term Loans	$ 33,907,763	$ (2,070,732)	$ 31,837,031	4.7
Total loans held at carrying value	$ 33,907,763	$ (2,070,732)	$ 31,837,031	4.7
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
(2)	Weighted average remaining life is calculated based on the carrying value of the loans as of September 30, 2021 and December 31, 2020.

The following tables summarize the Company’s loans held at carrying value as of December 31, 2020:
	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Weighted Average Remaining Life (Years)(2)
Senior Term Loans	$33,907,763	$(2,070,732)	$31,837,031	4.7
Total loans held at carrying value	$ 33,907,763	$ (2,070,732)	$ 31,837,031	4.7
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
(2)	Weighted average remaining life is calculated based on the carrying value of the loans as of December 31, 2020

Changes in Loans Held at Carrying Value
The following table presents changes in loans held at carrying value as of and for the nine months ended September 30, 2021:
	Principal	Original Issue Discount	Carrying Value
Total loans held at carrying value at December 31, 2020	$ 33,907,763	$ (2,070,732)	$ 31,837,031
New fundings	139,222,598	(11,261,001)	127,961,597
Accretion of original issue discount	—	2,132,174	2,132,174
Realized gain on sale of loans	400,000	—	400,000
Sale of loans	(10,400,000)	—	(10,400,000)
PIK interest	1,230,979	—	1,230,979
Total loans held at carrying value at September 30, 2021	$ 164,361,340	$ (11,199,559)	$ 153,161,781

The following table presents changes in loans held at carrying value as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
	Principal	Original Issue Discount	Carrying Value
Loans at July 31, 2020	$ —	$ —	$ —
New fundings	33,875,985	(2,120,969)	31,755,016
Accretion of original issue discount	—	50,237	50,237
PIK Interest	31,778	—	31,778
Total loans held at carrying value at December 31, 2020	$ 33,907,763	$ (2,070,732)	$ 31,837,031

Loans Held at Carrying Value Portfolio
A more detailed listing of the Company’s loans held at carrying value portfolio based on information available as of September 30, 2021 is as follows:
	Collateral Location	Collateral Type(4)	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Interest Rate	Maturity Date(2)	Payment Terms(3)
Private Co. C	PA	C , D	$19,333,872	$ (721,311)	$18,612,561	17.0%(5)	12/1/2025	P/I
Sub. of Public Co. D	PA	C	10,000,000	(149,235)	9,850,765	12.9%(6)	12/18/2024	I/O
Private Co. D	OH, AR	D	12,169,041	(877,891)	11,291,150	15.0%(7)	1/1/2026	P/I
Private Co. E	OH	C , D	14,220,552	(2,782,310)	11,438,242	17.0%(8)	4/1/2026	P/I
Private Co. F	MO	C , D	9,799,658	(1,816,803)	7,982,855	17.0%(9)	5/1/2026	P/I
Public Co. E	MI	C	5,000,000	(307,143)	4,692,857	13.0%(10)	4/29/2025	P/I
Sub. of Private Co. G	NJ	C , D	42,945,657	(2,498,443)	40,447,214	14.3%(11)	5/1/2026	P/I
Public Co. F	IL, FL, NV, OH, MA, MI, MD,AR, NV, AZ	C , D	10,000,000	(160,000)	9,840,000	9.8%(12)	5/30/2023	I/O
Sub. of Private Co. H	IL	C	5,781,250	(126,790)	5,654,460	15.0%(13)	5/11/2023	I/O
Private Co. K	MA	C , D	7,000,000	(763,667)	6,236,333	13.0%(14)	08/03/2026	P/I
Private Co. I	MD	C , D	10,109,310	(225,184)	9,884,126	15.5%(15)	8/1/2026	P/I
Private Co. J	MO	C	18,002,000	(770,782)	17,231,218	15.0%(16)	09/01/2025	P/I
Total loans held at carrying value			$164,361,340	$(11,199,559)	$153,161,781
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
(2)
Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.

(3)	I/O = interest-only, P/I = principal and interest. P/I loans may include interest-only periods for a portion of the loan term.
(4)	C = Cultivation Facilities, D = Dispensaries.
(5)	Base interest rate of 12.0% plus LIBOR (LIBOR floor of 1.0%) and PIK interest rate of 4.0%.
(6)	Base interest rate of 12.9%.
(7)	Base interest rate of 13.0% and PIK interest rate of 2.0%.
(8)	Base interest rate of 12.0% plus LIBOR (LIBOR floor of 1.0%) and PIK interest rate of 4.0%.
(9)	Base interest rate of 13.0% and PIK interest rate of 4.0%.
(10)	Base interest rate of 13.0%.
(11)	Base interest rate of 11.5% plus LIBOR (LIBOR floor of 1.0%) and PIK interest rate of 1.8%.
(12)	Base interest rate of 9.8%.
(13)	Base interest rate of 15.0%.
(14)	Base interest rate of 12.0% plus LIBOR (LIBOR floor of 1.0%)
(15)	Base interest rate of 12.0% plus LIBOR (LIBOR floor of 1.0%) and PIK interest rate of 2.5%.
(16)	Base interest rate of 12.0% plus LIBOR (LIBOR floor of 1.0%) and PIK interest rate of 2.0%.

A more detailed listing of the Company’s loans held at carrying value portfolio based on information available as of December 31, 2020 is as follows:
	Location	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Interest Rate	Maturity Date(2)	Payment Terms(3)
Private Co. C	PA	$ 11,907,763	$ (851,148)	$ 11,056,615	17.0%(4)	12/1/2025	P/I
Private Co. D	Multi State	12,000,000	(1,035,911)	10,964,089	15.0%(5)	1/1/2026	P/I
Sub. of Public Co. D	PA	10,000,000	(183,673)	9,816,327	12.9%(6)	12/18/2024	I/O
Total loans held at carry value		$ 33,907,763	$ (2,070,732)	$ 31,837,031
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
(2)
Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.

(3)	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.
(4)	Base interest rate of 12% plus LIBOR (LIBOR floor of 1%) and PIK interest rate of 4%
(5)	Base interest rate of 13% and PIK interest rate of 2%
(6)	Base interest rate of 12.9%